FAIR VALUE MEASUREMENTS, Assets Held in Trust Account (FY) (Details) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Assets [Abstract]
Interest income withdrawn from Trust Account	$ 0	$ 0	$ 0
Cash [Member]
Assets [Abstract]
Assets held in Trust Account	1,103	7,874	6,579
US Treasury Securities [Member]
Assets [Abstract]
Assets held in Trust Account	$ 278,773,543	$ 287,534,896	$ 284,373,197